Additional Financial Statement Information - Accrued Expenses and Other Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Accrued expenses and other liabilities
Accrued professional fees related to Merger	$ 0	$ 16,263
Provisions	71	2,934
Payroll and benefits payable	3,289	2,545
Other taxes payable	3,128	2,045
Other	451	2,200
Total	6,939	25,987
Total current	(6,417)	(23,435)
Total non-current	$ 522	$ 2,552